Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Statutory U.S. federal tax rate	21.00%	21.00%	21.00%
State and local taxes	(31.12%)	5.50%	5.00%
Reserves	0.00%	0.00%	0.00%
Permanent differences	(13.71%)	(2.75%)	0.00%
Foreign rate differential	(0.14%)	8.23%	11.00%
Intangibles	0.74%	(2145.16%)	0.00%
Other	6.54%	0.00%	0.00%
Valuation allowance	16.16%	2113.18%	(37.00%)
Effective tax rate	(0.53%)	0.00%	0.00%